Subsequent Event (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Everyware [Member]	Dec. 31, 2012 Subsequent Event [Member] Everyware [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] Everyware [Member] Maximum [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001			$ 0.0001
Business Combination, Consideration Transferred				$ 90.0	$ 107.5
Business Acquisition, Contingent Consideration, Shares Issuable			10,440,000
Existing Shareholders Ownership Interest Percentage				23.10%	33.00%		59.40%	69.40%
Business Combination Shares Forfeiture			3,500,000